Label	Element	Value
Investor Prospectus | Ultra-Short Duration Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra-Short Duration Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ultra-Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.
Investments: The Portfolio, under normal circumstances, invests substantially all of its assets (and at least 80%, measured at the time of purchase) in fixed-income securities consisting of the following:
■    Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts;
■    Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and
■    U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.
The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.
Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is approximately that of the ICE BofAML US 3-Month Treasury Bill Index and its maximum duration is that of a One-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the ICE BofAML US 3-Month Treasury Bill Index and a One-Year Treasury Security have been approximately 0.20 and 0.91, respectively.
Expected Approximate Interest Rate Sensitivity: Three-Month Treasury Bill
Benchmark: ICE BofAML US 3-Month Treasury Bill Index

INVESTMENT ADVISOR’S INVESTMENT PHILOSOPHY:
The Investment Adviser believes that:
■    A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.
■    The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.
■    Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.
■    A strong commitment to market research and experienced fixed income professionals has the opportunity to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The first five principal risks listed below are presented by the significance of the risk to the Portfolio, and the remainder are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:
■Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
■    Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).
■    Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
◦Credit Spread Risk—If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
■    Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the Investment Company Act of 1940 (the “1940 Act), the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the Securities and Exchange Commission (the “SEC”). The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.
■    Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). Changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. The risks associated with increasing interest rates are heightened under current market conditions given that the U.S. Federal Reserve began raising interest rates in March 2022 from historically low levels and may continue to do so. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Portfolio. In addition, fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.
■    Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
■    Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
■    Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.
■    Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
■    Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
■    LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. All non-U.S. LIBOR reference rates ceased publication on December 31, 2021. However, the publication of certain other LIBORs (e.g., the overnight, 1-month, 3-month, 6-month, and 12-month U.S. dollar LIBOR settings) will continue through at least June 30, 2023. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). There also remains uncertainty and risk regarding the willingness and ability of issuers to include alternate rate-setting provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.
■    Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
■Pandemic Risk—The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long-term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus and related governmental responses could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolio.
■    U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.The Portfolio changed its investment strategy effective December 31, 2018. Performance information for periods prior to December 31, 2018 does not reflect the current investment strategy. Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class-specific expenses, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-342-5828 or the administrator at 1-800-237-5678
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.trustcu.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

TOTAL RETURN
The total return for the 9 month period ended September 30, 2022 was -2.29%.

Best Quarter :
Q2 2020	1.23%

Worst Quarter:
Q2 2013	-0.21%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class-specific expenses, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the 9 month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter :
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.21%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnFor the period ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Investor Prospectus | Ultra-Short Duration Portfolio | ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[1]
Investor Prospectus | Ultra-Short Duration Portfolio | ICE BofAML 6-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofAML 6-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[1]
Investor Prospectus | Ultra-Short Duration Portfolio | Investor Shares - Ultra-Short Duration Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCUYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee (as a percentage of Assets)	rr_MaximumAccountFeeOverAssets	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.08%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	74
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 293
Annual Return 2012	rr_AnnualReturn2012	0.58%
Annual Return 2013	rr_AnnualReturn2013	(0.23%)
Annual Return 2014	rr_AnnualReturn2014	0.23%
Annual Return 2015	rr_AnnualReturn2015	(0.04%)
Annual Return 2016	rr_AnnualReturn2016	0.25%
Annual Return 2017	rr_AnnualReturn2017	0.68%
Annual Return 2018	rr_AnnualReturn2018	1.15%
Annual Return 2019	rr_AnnualReturn2019	2.53%
Annual Return 2020	rr_AnnualReturn2020	1.48%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Label	rr_AverageAnnualReturnLabel	Ultra-Short Duration Portfolio(Inception 7/10/1991 – TCU Shares)
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Investor Prospectus | Short Duration Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 266% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	266.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.
During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.
The Portfolio may also invest in:
■    Other U.S. Government Securities and related custodial receipts;
■    Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and
■    U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.
The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the ICE BofAML Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.91 and 2.86, respectively.
Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note
Benchmark: The ICE BofAML Two-Year U.S. Treasury Note Index

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:
The Investment Advisor believes that:
■    A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.
■    The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.
■    Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.
■    A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The first five principal risks listed below are presented by the significance of the risk to the Portfolio, and the remainder are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:
■    Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). Changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. The risks associated with increasing interest rates are heightened under current market conditions given that the U.S. Federal Reserve began raising interest rates in March 2022 from historically low levels and may continue to do so. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Portfolio. In addition, fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.
■Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
■Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the 1940 Act, the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC. The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.
■Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).
■    Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
◦Credit Spread Risk —If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
■    Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
■    Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
■    Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.
■    Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
■    Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
■    LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. All non-U.S. LIBOR reference rates ceased publication on December 31, 2021. However, the publication of certain other LIBORs (e.g., the overnight, 1-month, 3-month, 6-month, and 12-month U.S. dollar LIBOR settings) will continue through at least June 30, 2023. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). There also remains uncertainty and risk regarding the willingness and ability of issuers to include alternate rate-setting provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.
■    Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
■Pandemic Risk—The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long-term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus and related governmental responses could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolio.
■    Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders. The Portfolio may engage in active and frequent trading of portfolio securities.
■    U.S. Government Securities Risk— The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class specific expenses, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-342-5828 or the administrator at 1-800-237-5678
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.trustcu.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

TOTAL RETURN
The total return for the 9 month period ended September 30, 2022 was -6.90%.

Best Quarter :
Q1 2020	1.81%

Worst Quarter:
Q1 2021	-0.96%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class specific expenses, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the 9 month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter :
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.96%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnFor the period ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Investor Prospectus | Short Duration Portfolio | ICE BofAML Two-Year U.S. Treasury Note Index (Including Transaction Costs)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofAML Two-Year U.S. Treasury Note Index (Including Transaction Costs)(1)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.53%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.52%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2022
Investor Prospectus | Short Duration Portfolio | ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs)
1 Year	rr_AverageAnnualReturnYear01	(0.53%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2022
Investor Prospectus | Short Duration Portfolio | Bloomberg Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Capital Short(1-3 Yr) Government Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	(0.60%)
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[3],[4]
Investor Prospectus | Short Duration Portfolio | Investor Shares - Short Duration Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCUEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee (as a percentage of Assets)	rr_MaximumAccountFeeOverAssets	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 331
Annual Return 2012	rr_AnnualReturn2012	1.03%
Annual Return 2013	rr_AnnualReturn2013	(0.21%)
Annual Return 2014	rr_AnnualReturn2014	0.50%
Annual Return 2015	rr_AnnualReturn2015	(0.01%)
Annual Return 2016	rr_AnnualReturn2016	0.53%
Annual Return 2017	rr_AnnualReturn2017	0.84%
Annual Return 2018	rr_AnnualReturn2018	1.16%
Annual Return 2019	rr_AnnualReturn2019	4.28%
Annual Return 2020	rr_AnnualReturn2020	3.95%
Annual Return 2021	rr_AnnualReturn2021	(1.14%)
Label	rr_AverageAnnualReturnLabel	Short Duration Portfolio(Inception 10/9/1992)
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[3]

[1]	Since August 1, 1991.
[2]	The ICE BofAML Two-Year U.S. Treasury Index (Including Transaction Costs) became the Portfolio’s primary performance benchmark effective October 7, 2022, as the Portfolio’s Investment Adviser believes it is more representative of the Portfolio’s performance, which includes transaction costs. Returns prior to July 1, 2022 are those of the ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs).
[3]	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
[4]	Since November 1, 1992.